UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2013 (Unaudited)

DWS Small Cap Core Fund
	Shares	Value ($)
Common Stocks 96.3%
Consumer Discretionary 14.6%
Auto Components 2.8%
Dana Holding Corp.	43,689	857,178
Tenneco, Inc.*	18,163	1,027,481
Tower International, Inc.*	43,954	940,616

		2,825,275
Hotels, Restaurants & Leisure 4.9%
CEC Entertainment, Inc.	20,640	913,939
Jack in the Box, Inc.*	23,122	1,156,562
Red Robin Gourmet Burgers, Inc.*	12,479	917,706
Ruby Tuesday, Inc.*	131,865	913,825
The Cheesecake Factory, Inc.	20,082	969,358

		4,871,390
Household Durables 1.0%
Ethan Allen Interiors, Inc.	32,984	1,003,373
Media 1.0%
Live Nation Entertainment, Inc.*	50,706	1,001,951
Specialty Retail 4.9%
ANN, Inc.*	26,950	985,292
Brown Shoe Co., Inc.	39,973	1,124,840
Children's Place Retail Stores, Inc.*	15,502	883,149
Destination Maternity Corp.	33,185	991,568
Outerwall, Inc.* (a)	14,631	984,227

		4,969,076
Consumer Staples 3.8%
Food & Staples Retailing 2.9%
Pantry, Inc.*	66,082	1,108,856
Spartan Stores, Inc.	35,974	873,449
The Andersons, Inc.	11,121	991,659

		2,973,964
Food Products 0.9%
Darling International, Inc.*	42,914	896,045
Energy 4.7%
Energy Equipment & Services 1.9%
Dawson Geophysical Co.*	30,677	1,037,496
Key Energy Services, Inc.* (a)	107,522	849,424

		1,886,920
Oil, Gas & Consumable Fuels 2.8%
Energy XXI (Bermuda) Ltd. (a)	32,385	876,338
Swift Energy Co.* (a)	67,466	910,791
Western Refining, Inc. (a)	25,352	1,075,178

		2,862,307
Financials 19.3%
Capital Markets 2.0%
GAMCO Investors, Inc. "A"	12,338	1,073,036
Manning & Napier, Inc.	55,362	977,139

		2,050,175
Commercial Banks 6.4%
First Merchants Corp.	50,957	1,159,781
Lakeland Bancorp., Inc.	83,390	1,031,534
MB Financial, Inc.	32,014	1,027,329
PrivateBancorp., Inc.	34,128	987,323
Umpqua Holdings Corp. (a)	61,141	1,170,239
Wintrust Financial Corp.	21,613	996,792

		6,372,998
Consumer Finance 1.9%
Cash America International, Inc. (a)	27,012	1,034,560
World Acceptance Corp.* (a)	10,438	913,638

		1,948,198
Insurance 5.0%
American Equity Investment Life Holding Co. (a)	40,405	1,065,884
CNO Financial Group, Inc.	68,383	1,209,695
FBL Financial Group, Inc. "A"	20,123	901,309
Selective Insurance Group, Inc.	34,883	943,934
United Fire Group, Inc.	30,794	882,556

		5,003,378
Real Estate Investment Trusts 1.8%
American Capital Mortgage Investment Corp. (REIT)	48,326	843,772
Ashford Hospitality Prime, Inc. (REIT)	15,650	284,830
Ashford Hospitality Trust (REIT)	78,254	647,943

		1,776,545
Thrifts & Mortgage Finance 2.2%
Flagstar Bancorp., Inc.*	55,144	1,081,925
WSFS Financial Corp.	14,688	1,138,761

		2,220,686
Health Care 15.7%
Biotechnology 0.9%
Threshold Pharmaceuticals, Inc.* (a)	194,232	907,063
Health Care Equipment & Supplies 6.0%
ArthroCare Corp.*	24,370	980,649
CONMED Corp.	25,102	1,066,835
STERIS Corp.	18,618	894,595
SurModics, Inc.*	35,546	866,967
Thoratec Corp.*	27,797	1,017,370
West Pharmaceutical Services, Inc.	24,370	1,195,592

		6,022,008
Health Care Providers & Services 6.9%
Centene Corp.*	16,698	984,347
Kindred Healthcare, Inc.	48,942	966,115
MedCath Corp.*	3,100	0
Molina Healthcare, Inc.*	30,431	1,057,477
PharMerica Corp.*	46,304	995,536
Providence Service Corp.*	32,333	831,605
The Ensign Group, Inc.	22,920	1,014,669
U.S. Physical Therapy, Inc.	29,412	1,037,067

		6,886,816
Life Sciences Tools & Services 0.8%
Albany Molecular Research, Inc.* (a)	80,898	815,452
Pharmaceuticals 1.1%
Impax Laboratories, Inc.*	43,322	1,089,115
Industrials 15.9%
Aerospace & Defense 1.1%
Esterline Technologies Corp.*	11,263	1,148,375
Airlines 1.9%
JetBlue Airways Corp.*	115,081	983,942
SkyWest, Inc.	60,184	892,529

		1,876,471
Building Products 2.1%
Gibraltar Industries, Inc.*	50,934	946,863
Insteel Industries, Inc.	52,441	1,191,984

		2,138,847
Commercial Services & Supplies 3.0%
Deluxe Corp.	22,109	1,153,869
Ennis, Inc.	49,478	875,761
Kimball International, Inc. "B"	68,080	1,023,242

		3,052,872
Electrical Equipment 0.9%
Preformed Line Products Co.	11,886	869,580
Machinery 3.0%
Altra Industrial Motion Corp.	28,695	981,943
Briggs & Stratton Corp. (a)	38,381	835,171
Kadant, Inc.	28,199	1,142,623

		2,959,737
Professional Services 2.8%
FTI Consulting, Inc.*	21,765	895,412
Resources Connection, Inc.	65,498	938,586
TrueBlue, Inc.*	38,760	999,233

		2,833,231
Road & Rail 1.1%
Swift Transportation Co.* (a)	49,094	1,090,378
Information Technology 18.1%
Communications Equipment 1.0%
NETGEAR, Inc.*	29,882	984,313
Electronic Equipment, Instruments & Components 6.0%
Anixter International, Inc.	10,778	968,296
Benchmark Electronics, Inc.*	39,366	908,567
Checkpoint Systems, Inc.*	60,517	954,353
Plexus Corp.*	25,762	1,115,237
Sanmina Corp.* (a)	61,641	1,029,405
SYNNEX Corp.*	15,765	1,062,561

		6,038,419
Internet Software & Services 2.1%
Demand Media, Inc.*	180,823	1,043,349
Intralinks Holdings, Inc.*	88,806	1,075,440

		2,118,789
IT Services 3.1%
Acxiom Corp.*	29,321	1,084,291
Heartland Payment Systems, Inc. (a)	20,335	1,013,496
Unisys Corp.*	31,909	1,071,185

		3,168,972
Semiconductors & Semiconductor Equipment 4.1%
Amkor Technology, Inc.* (a)	169,029	1,036,148
Entropic Communications, Inc.*	222,583	1,048,366
Pericom Semiconductor Corp.*	117,881	1,044,426
Photronics, Inc.*	110,585	998,582

		4,127,522
Software 1.8%
Pegasystems, Inc.	19,198	944,157
Seachange International, Inc.*	67,654	822,673

		1,766,830
Materials 3.3%
Chemicals 2.3%
A Schulman, Inc.	32,509	1,146,267
Minerals Technologies, Inc.	19,408	1,165,839

		2,312,106
Paper & Forest Products 1.0%
Louisiana-Pacific Corp.*	54,119	1,001,743
Utilities 0.9%
Multi-Utilities
Avista Corp. (a)	30,950	872,481

Total Common Stocks (Cost $81,679,881)		96,743,401
Securities Lending Collateral 13.9%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $13,953,093)	13,953,093	13,953,093
Cash Equivalents 3.8%
Central Cash Management Fund, 0.05% (b) (Cost $3,806,545)	3,806,545	3,806,545

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $99,439,519) †	114.0	114,503,039
Other Assets and Liabilities, Net	(14.0)	(14,084,594)

Net Assets	100.0	100,418,445

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $99,525,214.  At December 31, 2013, net unrealized appreciation for all securities based on tax cost was $14,977,825.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,128,357 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,150,532.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2013 amounted to $13,669,488, which is 13.6% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$96,743,401	$—	$0	$96,743,401
Short-Term Investments (d)	17,759,638	—	—	17,759,638

Total	$114,503,039	$—	$0	$114,503,039

There have been no transfers between fair value measurement levels during the period ended December 31, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2014